DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION RECENT ACCOUNTING PRONOUNCEMENTS (Policies)	6 Months Ended
Jun. 30, 2015
RECENT ACCOUNTING PRONOUNCEMENTS [Abstract]
New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In April 2015, the FASB issued ASU No. 2015-03, “Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs” (“ASU 2015-03”), which requires debt issuance costs related to a recognized debt liability to be presented on the balance sheet as a direct deduction from the debt liability rather than as an asset. The standard is effective for interim and annual periods beginning after December 15, 2015 and early adoption is permitted. The Partnership is currently evaluating the impact of this new standard on its condensed consolidated financial statements and related disclosures.

In  April 2015, the FASB issued ASU No. 2015-06, “Earnings Per Share (Topic 260): Effects on Historical Earnings per Unit of Master Limited Partnership Dropdown Transactions” (“ASU 2015-06”), which specifies that for purposes of calculating historical earnings per unit under the two-class method, the earnings (losses) of a transferred business before the date of a dropdown transaction should be allocated entirely to the general partner. The standard is effective for interim and annual periods beginning after December 15, 2015 and early adoption is permitted. The Partnership believes that its current methodology for calculating earnings per unit is in compliance with the requirements of ASU 2015-06, but will continue to evaluate whether the adoption will have any impact on its consolidated financial statements or disclosures.